Assets Held for Sale - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended		3 Months Ended	6 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	May 31, 2013 Estimated costs to divest [Member]	May 31, 2013 Estimated costs to divest [Member]	Nov. 30, 2012 Estimated costs to divest [Member]
Assets And Liabilities Disposed On Sale Of Business [Line Items]
Expense recorded as a part of unusual items		$ (6.1)			$ 3.6
Recorded benefit as part of unusual items			4.0	3.6
Sales associated with LDACS program	$ 34.3